Tax assets - Other tax asset (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Tax assets
Recoverable INSS (Social security tax) withheld	R$ 3,552	R$ 2,545
Recoverable PIS (Tax on sales)	230	65
Recoverable COFINS (Tax on sales)	1,062	299
Recoverable ICMS (State VAT)	214	95
IRRF (Withholding income tax) to offset	23,958	9,691
Other taxes recoverable	1,116	613
Other taxes recoverable	1,116	613
Current	29,740	13,308
Non-current	392
Total tax assets	R$ 30,132	R$ 13,308